Shareholder Fees {- Fidelity® Series Intrinsic Opportunities Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-07 | Fidelity® Series Intrinsic Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none